UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basix Capital, LLC
Address:  One Montgomery Street, Suite 3300
          San Francisco, CA  94104

Form 13F File Number:    28-11285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew P. Spotswood
Title:    Manager
Phone:    415-248-1021

Signature, Place and Date of Signing:
Matthew P. Spotswood          San Francisco, CA        February 8. 2007
          [Signature]         [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      $136,418 (x 1000)


List of Other Included Managers:

NONE

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

NAME OF ISSUER           TITLE    CUSIP      VALUE       SHARES    INV.   OTH   VOTING
                         OF                  X1000                 DISC.  ER    AUTH
                         CLASS                                            MGR
                                                                                  SOLE
AAR CORP-W/RTS TO PUR    COMMON   000361105  4,644       159,100   Sole         159,100
C/ST
ANDREW CORP              OTC EQ   034425108  2,217       216,700   Sole         216,700
ASTEC INDUSTRIES INC     OTC EQ   046224101  4,373       124,600   Sole         124,600
ASPEN TECHNOLOGY INC     OTC EQ   045327103  3,670       333,000   Sole         333,000
BIO-RAD LABORATORIES INC COMMON   090572207  4,968       60,200    Sole         60,200
CL A
BALL CORP                COMMON   058498106  4,404       101,000   Sole         101,000
CROWN HOLDINGS INC       COMMON   022836810  4,425       211,500   Sole         211,500
                                  6
CELANESE CORP SER A      COMMON   015087010  4,648       179,600   Sole         179,600
                                  3
COTT CORP                COMMON   22163N106  2,181       152,400   Sole         152,400
CARTER'S INC             COMMON   146229109  2,193       86,000    Sole         86,000
CONVERGYS CORP           COMMON   212485106  3,995       168,000   Sole         168,000
EGL INC                  OTC EQ   268484102  1,549       52,000    Sole         52,000
ESTERLINE TECHNOLOGIES   COMMON   297425100  4,329       107,600   Sole         107,600
COR
FOUNDRY NETWORKS INC     OTC EQ   35063R100  3,721       248,400   Sole         248,400
GENTEX CORP              OTC EQ   371901109  3,252       209,000   Sole         209,000
INTEGRATED DEVICE        OTC EQ   458118106  2,136       138,000   Sole         138,000
TECHNOLOGY
INTERMEC INC             COMMON   458786100  3,682       151,700   Sole         151,700
INTER TEL INC            OTC EQ   458372109  2,969       134,000   Sole         134,000
INTERVOICE INC           OTC EQ   461142101  3,270       426,900   Sole         426,900
KAYDON CORP              COMMON   486587108  2,221       55,900    Sole         55,900
K & F INDUSTRIES INC     COMMON   482241106  4,231       186,300   Sole         186,300
LADISH CO INC NEW        OTC EQ   505754200  1,572       42,400    Sole         42,400
LITTLEFUSE INC           OTC EQ   537008104  2,452       76,900    Sole         76,900
LINCARE HOLDINGS INC     OTC EQ   532791100  3,984       100,000   Sole         100,000
MENTOR GRAPHICS CORP     OTC EQ   587200106  4,343       240,900   Sole         240,900
PERKINELMER INC          COMMON   714046109  4,522       203,400   Sole         203,400
PARAMETRIC TECHNOLOGY    OTC EQ   699173209  3,784       210,000   Sole         210,000
CORP
POWER INTEGRATIONS INC   OTC EQ   739276103  3,079       131,300   Sole         131,300
PACIFIC SUNWEAR OF       OTC EQ   694873100  2,957       151,000   Sole         151,000
CALIFORNIA
QUANTA SERVICES INC      COMMON   74762E102  3,008       152,900   Sole         152,900
RACKABLE SYSTEMS INC     OTC EQ   750077109  3,103       100,200   Sole         100,200
SIRF TECHNOLOGY HOLDINGS OTC EQ   82967H101  2,271       89,000    Sole         89,000
I
SYNOPSYS INC             OTC EQ   871607107  4,426       165,600   Sole         165,600
STANDARD PACIFIC CORP    COMMON   85375C101  1,527       57,000    Sole         57,000
NEW
STERLING CONSTRUCTION CO OTC EQ   859241101  2,572       118,200   Sole         118,200
I
THOR INDUSTRIES INC      COMMON   885160101  3,211       73,000    Sole         73,000
THOMAS & BETTS CORP      COMMON   884315102  3,934       83,200    Sole         83,200
URBAN OUTFITTERS INC     OTC EQ   917047102  3,791       164,600   Sole         164,600
VARIAN SEMICONDUCTOR     OTC EQ   922207105  3,696       81,200    Sole         81,200
EQUIP
WASHINGTON GROUP INTL    OTC EQ   938862208  2,882       48,200    Sole         48,200
INC
ZEBRA TECHNOLOGIES CORP- OTC EQ   989207105  2,227       64,000    Sole         64,000
CL A